Risks Arising from Financial Instruments - Summary of Foreign Exchange Results Recognized on Unhedged and Hedged Exposures (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Economic hedges	$ 6	$ (304)	$ (21)
Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Economic hedges		(13)	(53)
Economic Hedges [Member]
Disclosure of detailed information about hedges [line items]
Economic hedges	(210)	(49)	(36)
Other Results - Not Hedged [Member]
Disclosure of detailed information about hedges [line items]
Economic hedges	$ 216	$ (242)	$ 68